ANCHOR RISK MANAGED CREDIT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 64.6%
	FIXED INCOME - 64.6%
210,000	iShares iBoxx $ High Yield Corporate Bond ETF			$ 16,695,000
80,000	SPDR Bloomberg High Yield Bond ETF			7,889,600
				24,584,600

	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,948,150)			24,584,600

	SHORT-TERM INVESTMENTS — 10.4%
	MONEY MARKET FUNDS - 10.4%
3,968,931	First American Government Obligations Fund, Class X, 0.65% (Cost $3,968,931)(a)			3,968,931

	TOTAL INVESTMENTS - 75.0% (Cost $28,917,081)			$ 28,553,531
	OTHER ASSETS IN EXCESS OF LIABILITIES- 25.0%			9,489,876
	NET ASSETS - 100.0%			$ 38,043,407

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation(b)
15	CME E-Mini NASDAQ 100 Index Future	06/17/2022	$ 3,793,950	$ (5,757)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of May 31, 2022.
(b)	Amount subject to equity contract risk exposure.

ANCHOR RISK MANAGED EQUITY STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 39.6%
	EQUITY - 39.6%
391,775	Invesco QQQ Trust Series 1			$ 120,776,397
100,000	SPDR S&P 500 ETF Trust			41,293,000
				162,069,397

	TOTAL EXCHANGE-TRADED FUNDS (Cost $104,516,462)			162,069,397

	SHORT-TERM INVESTMENTS — 39.7%
	MONEY MARKET FUNDS - 39.7%
162,317,762	First American Government Obligations Fund, Class X, 0.65% (Cost $162,317,762)(a)			162,317,762

	TOTAL INVESTMENTS - 79.3% (Cost $266,834,224)			$ 324,387,159
	OTHER ASSETS IN EXCESS OF LIABILITIES- 20.7%			84,609,689
	NET ASSETS - 100.0%			$ 408,996,848

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation(b)
200	CME E-Mini Standard & Poor's 500 Index Future	06/17/2022	$ 41,312,500	$ 1,042,245
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation(b)
300	CME E-Mini NASDAQ 100 Index Future	06/17/2022	$ 75,879,000	$ (5,076,515)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of May 31, 2022.
(b)	Amount subject to equity contract risk exposure.

ANCHOR RISK MANAGED GLOBAL STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares				Fair Value
EXCHANGE-TRADED FUNDS — 24.5%
EQUITY - 24.5%
110,000	iShares MSCI EAFE ETF			$ 7,701,100

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,695,050)			7,701,100

SHORT-TERM INVESTMENTS — 46.6%
MONEY MARKET FUNDS - 46.6%
14,629,456	First American Government Obligations Fund, Class X, 0.65% (Cost $14,629,456)(a)			14,629,456

	TOTAL INVESTMENTS - 71.1% (Cost $22,324,506)			$ 22,330,556
	OTHER ASSETS IN EXCESS OF LIABILITIES- 28.9%			9,059,120
	NET ASSETS - 100.0%			$ 31,389,676

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation(b)
30	CME E-Mini Standard & Poor's 500 Index Future	06/17/2022	$ 6,196,875	$ (242,632)
TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation(b)
20	CME E-Mini NASDAQ 100 Index Future	06/17/2022	$ 5,058,600	$ (132,823)
TOTAL FUTURES CONTRACTS

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven day effective yield as of May 31, 2022.
(b)	Amount subject to equity contract risk exposure.

ANCHOR RISK MANAGED MUNICIPAL STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	CLOSED END FUNDS — 69.6%
	FIXED INCOME - 69.6%
40,000	BlackRock California Municipal Income Trust	$ 468,400
161,987	BlackRock MuniHoldings California Quality Fund,	2,008,638
41,702	Invesco California Value Municipal Income Trust	457,054
32,400	Nuveen AMT-Free Municipal Credit Income Fund(a)	458,784
75,784	Nuveen AMT-Free Quality Municipal Income Fund(a)	955,636
46,435	Nuveen California AMT-Free Quality Municipal Income Fund(a)	636,160
70,201	Nuveen California Quality Municipal Income Fund(a)	884,533
57,278	Nuveen Municipal Credit Income Fund(a)	779,554
30,000	Nuveen Municipal High Income Opportunity Fund	373,800
52,285	Nuveen Municipal Value Fund, Inc.	488,865
64,800	Nuveen Quality Municipal Income Fund(a)	848,880
		8,360,304

	TOTAL CLOSED END FUNDS (Cost $9,595,592)	8,360,304

	EXCHANGE-TRADED FUNDS — 16.0%
	FIXED INCOME - 16.0%
75,000	ProShares UltraShort 20+ Year Treasury(b)	1,923,750

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,428,375)	1,923,750

	SHORT-TERM INVESTMENTS — 11.3%
	MONEY MARKET FUNDS - 11.3%
1,359,016	First American Government Obligations Fund, Class X, 0.65% (Cost $1,359,016)(c)	1,359,016

	TOTAL INVESTMENTS - 96.9% (Cost $12,382,983)	$ 11,643,070
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.1%	365,393
	NET ASSETS - 100.0%	$ 12,008,463

PLC	- Public Limited Company

(a)	All or a portion of security segregated as collateral.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of May 31, 2022.